Income Taxes (Tables)	1 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The sources and tax effects of the differences for the periods presented are as follows:

As of December 31, 2014
Deferred tax assets:
Net operating loss carry-forwards	$32,764

Gross deferred tax asset	32,764
Valuation allowance	(32,764)
Net deferred tax assets	$-

The sources and tax effects of the differences for the periods presented are as follows:

	As of September 30, 2015	As of December 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$22,360	$11,140

Gross deferred tax asset	22,360	11,140
Valuation allowance	(22,360)	(11,140)
Net deferred tax assets	$-	$-

Schedule of Provision for Income Taxes

The provision for income taxes differs from the amounts that would be provided by applying the statutory federal income tax rate of 34 percent to net loss before provision for income taxes for the following reasons:

For nine months ended September 30, 2015

Income tax benefit at U.S. federal statutory rate	$(22,360)
Change in valuation allowance	22,360
$-